Subsequent Event - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended				1 Months Ended				1 Months Ended								9 Months Ended	1 Months Ended				1 Months Ended								9 Months Ended	1 Months Ended						1 Months Ended	9 Months Ended	1 Months Ended								1 Months Ended		3 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended
	Aug. 19, 2010 USD ($)	May 11, 2009 USD ($)	Dec. 31, 2010 USD ($) Year Entity Contract Location	Dec. 31, 2009 USD ($)	Mar. 17, 2011 Preferred Units Acquisition Manchester Grand Hyatt San Diego USD ($) PartnershipUnit	Mar. 17, 2011 Common Units Acquisition Manchester Grand Hyatt San Diego USD ($) PartnershipUnit	Feb. 18, 2011 Interest rate swap derivatives Acquisition New Zealand Cash Flow Hedging	Apr. 29, 2011 Acquisition Hilton Melbourne South Wharf USD ($) Room	Apr. 29, 2011 Acquisition Hilton Melbourne South Wharf AUD	Mar. 23, 2011 Acquisition New York Helmsley Hotel USD ($) Room	Mar. 17, 2011 Acquisition Manchester Grand Hyatt San Diego USD ($) Room	Feb. 18, 2011 Acquisition Hotel Novotel Queenstown Lake Side Entity	Feb. 18, 2011 Acquisition Hotel Novotel Christchurch Cathedral Square Entity	Feb. 18, 2011 Acquisition Hotel Novotel Auckland Ellerslie Entity	Feb. 18, 2011 Acquisition Hotel Novotel Wellington Entity	Feb. 18, 2011 Acquisition Hotel Ibis Wellington Entity	Feb. 18, 2011 Acquisition Hotel Ibis Christchurch Entity	Feb. 18, 2011 Acquisition Hotel Ibis Ellerslie Entity	Sep. 13, 2011 Acquisition Australia, New York, New Zealand and San Diego Entity	Feb. 18, 2011 Acquisition New Zealand USD ($)	Feb. 18, 2011 Acquisition New Zealand NZD	Apr. 29, 2011 Acquisition Australia USD ($)	Apr. 29, 2011 Acquisition Australia AUD	Apr. 29, 2011 Acquisition Australia Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 Acquisition Australia Hilton Melbourne South Wharf AUD	Jun. 13, 2011 Subsequent Event Hotel Novotel Christchurch Cathedral Square New Zealand Loss from Catastrophes	Feb. 22, 2011 Subsequent Event Hotel Novotel Christchurch Cathedral Square New Zealand Loss from Catastrophes Entity	Jun. 13, 2011 Subsequent Event Hotel Novotel Christchurch Cathedral Square And Hotel Ibis Christchurch New Zealand Loss from Catastrophes	Feb. 22, 2011 Subsequent Event Hotel Novotel Christchurch Cathedral Square And Hotel Ibis Christchurch New Zealand Loss from Catastrophes	Feb. 22, 2011 Subsequent Event New Zealand Loss from Catastrophes USD ($)	Apr. 21, 2011 HOST HOTELS & RESORTS, INC. Maximum New Contract Sales Agency Financing Agreement 2011 USD ($)	Sep. 13, 2011 HOST HOTELS & RESORTS, INC. New Contract Sales Agency Financing Agreement 2011 USD ($)	Jun. 27, 2011 New Contract EuropeanJointVenture Contract	Jun. 27, 2011 New Contract EuropeanJointVenture Secondary Fund EUR (€)	Jun. 27, 2011 New Contract EuropeanJointVenture Le Meridien Piccadilly USD ($)	Jun. 27, 2011 New Contract EuropeanJointVenture Le Meridien Piccadilly GBP (£)	Jun. 27, 2011 New Contract EuropeanJointVenture Prior Agreement	Jun. 27, 2011 New Contract EuropeanJointVenture After Amendment	May 27, 2011 Exchangeable Senior Debentures 3.25 Percent Settlement of Debt USD ($)	Sep. 13, 2011 Exchangeable Senior Debentures 3.25 Percent Settlement of Debt USD ($)	Mar. 01, 2011 Canada Issuance of Debt	Apr. 26, 2011 Issuance of Debt USD ($)	Mar. 01, 2011 Issuance of Debt USD ($)	Mar. 01, 2011 Issuance of Debt CAD	May 31, 2011 Issuance of Debt Series W Senior Notes 5.875 Percent Due June 15 2019 USD ($)	Jun. 17, 2011 Issuance of Debt Series W Senior Notes 5.875 Percent Due June 15 2019 USD ($)	May 25, 2011 Issuance of Debt Series W Senior Notes 5.875 Percent Due June 15 2019 USD ($)	May 11, 2011 Issuance of Debt Series W Senior Notes 5.875 Percent Due June 15 2019 USD ($)	Mar. 01, 2011 Canada Repayment of Debt USD ($)	Mar. 01, 2011 Canada Repayment of Debt CAD	Jun. 17, 2011 Series K Senior Notes 7.125 Percent Due November 2013 Repayment of Debt USD ($)	May 12, 2011 Repayment of Debt Line of Credit USD ($)	Sep. 13, 2011 Line of Credit USD ($)	Apr. 29, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2008 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS, INC. Exchangeable Senior Debentures 3.25 Percent USD ($)	Dec. 31, 2008 HOST HOTELS & RESORTS, INC. Exchangeable Senior Debentures 3.25 Percent USD ($)	Aug. 25, 2010 Series K Senior Notes 7.125 Percent Due November 2013 USD ($)
Subsequent Event [Line Items]
Number of hotels acquired																			10
Business acquisition date								2011-04-29
Counterparty for swap agreement							Bank of New Zealand
Description of loss due to earthquake																										The city experienced a second significant earthquake on June 13, 2011. While information about additional damage is limited, we do not believe it was significant and have not accrued any additional losses.	The historic portion (39 rooms) of the Novotel property, have experienced significant damage.	The city experienced a second significant earthquake on June 13, 2011. While information about additional damage is limited, we do not believe it was significant and have not accrued any additional losses.	The properties are expected to remain closed until at least the second quarter of 2012 and potentially longer.	On February 22, 2011, Christchurch, New Zealand experienced an earthquake that resulted in substantial damage to two of the acquired hotels, Hotel Novotel Christchurch Cathedral Square and the Hotel ibis Christchurch. Currently, the hotels remain closed and largely inaccessible, as the New Zealand Ministry of Civil Defense and Emergency Management has restricted access to the area.
Acquisition plans								On April 29, 2011, we acquired a 75% common voting interest and a preferred interest in Plenary Holdings No. 4 Pty Ltd, the joint venture that indirectly owns the 364-room Hilton Melbourne South Wharf, Australia.												The properties are operated by Accor under the ibis and Novotel brands.	The properties are operated by Accor under the ibis and Novotel brands.
Percentage of debt under swap							75.00%
Common voting interest acquired								75.00%
Number of rooms								364		775	1,625	273	193	147	139	200	155	100									39
Voting interest retained by third party								25.00%
Acquisition purchase price								$ 152,000,000	142,000,000	$ 313,500,000	$ 572,000,000									$ 145,000,000	190,000,000
Existing mortgage loan acquired								86,000,000	80,000,000															86,000,000	80,000,000
Mortgage debt			1,025,000,000																	80,000,000	105,000,000																																		1,025,000,000	1,217,000,000
FF&E replacement fund											19,000,000
Draw on credit facility								50,000,000																																		50,000,000	103,000,000	100,000,000											56,000,000		410,000,000
Agreement description								We are entitled to receive a cumulative priority return of 12% based on our initial investment of AUD 45 million ($48 million) plus 75% of the distributable cash after our partner’s subordinated preferred interest.
Debt interest rate terms																				floating interest rate equal to the 3-month New Zealand Bank Bill Rate plus 120 basis points plus an additional commitment fee of 120 basis points per annum	floating interest rate equal to the 3-month New Zealand Bank Bill Rate plus 120 basis points plus an additional commitment fee of 120 basis points per annum
Cumulative priority return on initial investment								12.00%
Debt interest rate basis points over NZD Bank Bill rate																				1.20%	1.20%
Fixed rate received							7.15%																	7.52%	7.52%
Debt commitment fee, basis points rate per annum																				1.20%	1.20%
Derivative expiration							Feb. 18, 2016																	Mar. 19, 2012	Mar. 19, 2012
Cash consideration								48,000,000	45,000,000		566,000,000
Percentage of proceeds after preferred interests								75.00%
Repayment of existing loans											403,000,000
OP Units exchanged for ownership right, units					4,000,000	300,000
OP Units exchanged for ownership right, liquidation preference					25,000,000
OP Units exchanged for ownership right, value per unit						18,741,000
OP Units exchanged for ownership right, value					99,500,000	6,000,000
Note receivable from seller											99,500,000
Interest rate on note receivables											The interest rate on the note receivable is 25 basis points less than the dividend rate on the preferred units.
Estimate of maximum insurance deductible amount for property loss																														3,000,000
Host's limited partner interest																																		33.30%
Host's general partner interest																																		0.10%
Fund target size, new equity																																		450,000,000
Fund investment potential																																		1,000,000,000
Property transfer price																																			102,000,000	64,000,000
Mortgage debt assumed																																			52,000,000	32,000,000
Repayment of credit facility		200,000,000																																	41,000,000	25,000,000																50,000,000				410,000,000
Number of extension option																																	2
Term of joint venture																																					2016	2021
Redemption description																																							we gave notice of our intent to redeem $150 million of the outstanding $325 million 3.25% Exchangeable Senior Debentures.
Face amount of debt																																															75,000,000	425,000,000										500,000,000	500,000,000
Debt principal redeemed amount																																																			250,000,000				821,000,000	139,000,000	82,000,000
Repurchase of debt, face amount																																							150,000,000																					475,000,000
Procced from issuance of note																																													489,000,000
Prepayment premiums																																																			3,000,000
Outstanding amount of debt instrument			5,512,000,000																																				325,000,000	175,000,000
Interest payment term																																													semi-annually in arrears on June 15 and December 15, beginning December 15, 2011.
Proceed used to pay draw on credit facility																																														50,000,000
Debt interest rate																																							3.25%									5.875%			7.125%
Value of debentures converted to equity																																							134,000,000	134,000,000
Debt converted into shares of Host Inc. common stock																																							8.8	8.8
Debentures redeemed for cash																																							16,000,000	16,000,000
Fair value of derivative liability																						1,900,000	1,800,000
Margin added to Reuters BBSY to compute the floating interest rate equal to the quoted average bid rate																						3.25%	3.25%
Debt instrument, unamortized Premium																						500,000
Extended maturity date																								Feb. 28, 2012	Feb. 28, 2012
Remaining available capacity under credit facility			542,000,000																																																		438,000,000
Mortgage debt prepayments and scheduled maturities																																																	132,000,000	129,000,000					364,000,000	342,000,000	245,000,000
Number of hotels			113																																														4	4
Draw on credit facility, average interest rate																																									2.18%
Draw on credit facility, interest rate terms			We pay interest on revolver borrowings under the credit facility at floating rates plus a margin that is set with reference to our leverage ratio. In the case of LIBOR-based borrowings in U.S. Dollars, as well as Euros and Pounds Sterling denominated borrowings, the rate of interest ranges from 65 basis points to 150 basis points over LIBOR. We also have the option to pay interest based on the higher of the overnight Federal Funds Rate plus 50 basis points and the Prime Lending Rate, plus, in both cases, the applicable spread ranging from 0 to 50 basis points. Based on our leverage ratio at December 31, 2010 of 5.0x, we can borrow at a rate of LIBOR plus 90 basis points or Prime plus 0 basis points. To the extent that amounts under the credit facility remain unused, we pay a quarterly commitment fee on the unused portion of the loan commitment of 10 to 15 basis points, depending on our average revolver usage during the applicable period.																																						30-day Canadian bankers' acceptances rate plus 90 basis points
Draw on credit facility, interest rate basis points over 30-day Canadian bankers' acceptances rate																																									0.90%
Aggregate common stock offering price value																															400,000,000
Common stock issuances, Shares	18.80		8.00	28.00																												11.10																						75.75
Average price per share for stock issued	$ 15.96		$ 13.58	$ 10.37																												$ 17.28																						$ 6.60
Common stock issuance	$ 297,000,000		$ 109,000,000	$ 287,000,000																												$ 190,000,000																						$ 480,000,000	$ 406,000,000	$ 767,000,000